Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
Schedule of the Reconciliation between Income Tax Expense and Net (Loss) Before Taxes
A reconciliation between income tax expense and the product of the accounting net (loss) income before income taxes multiplied by the Company's domestic federal and provincial combined tax rate is provided below:

	Year ended December 31,
	2025	2024
Income before income taxes	$207,091	$79,330
Canadian statutory income tax rate	27%	27%
Income tax expense at statutory rate	55,915	21,419
Increase (decrease) in income tax provision resulting from:
Differences in tax rates in foreign jurisdictions	28,376	13,316
Other non-deductible expenses	15,053	6,740
Non-taxable (gain) loss on financial instruments	15,950	34
Increase in unrecorded deferred tax asset	20,510	12,965
Share-based compensation	879	617
Sale of mineral property	3,737	—
Other -impact of foreign exchange	(10,305)	4,213
Other - Donation tax credit	(7,500)	(5,735)
Change in estimates	7,346	(68)
Other	(2,236)	2,538
Income tax expense	$127,725	$56,039

Current income tax expense	136,697	53,577
Deferred income tax recovery	(8,972)	2,462
Income tax expense	$127,725	$56,039

Schedule of the Components of Deferred Income Tax Assets (Liabilities)
A summary of the components of the recognized net deferred income tax assets (liabilities) is as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets
Non-capital losses	$1,613	$1,686
Provisions	7,370	1,827
Other	4,955	5,029
Deferred tax liabilities
Mining interests, plant and equipment	(67,213)	(62,635)
Other	(1,301)	(918)
Total deferred tax liability	$(54,576)	$(55,011)
A summary of the movement in net deferred tax liability is as follows:

	Year-ended December 31,
	2025	2024
Balance at the beginning of the year	$55,011	$60,364
Recognized in net loss	(8,973)	2,463
Recognized in other comprehensive income (loss) - foreign currency translation adjustment	8,887	(7,310)
Recognized in other comprehensive income (loss) - tax effect on Gold Notes	(349)	(506)
Balance at the end of the year	$54,576	$55,011
The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:

	December 31, 2025	December 31, 2024
Non-capital losses	$189,009	$230,417
Financing fees	5,249	9,838
Gold-linked notes	37,439	5,005
Other	127,602	59,741
Total	$359,299	$305,001